Offerings - Offering: 1	Dec. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	16,775,137
Proposed Maximum Offering Price per Unit	2.415
Maximum Aggregate Offering Price	$ 40,511,955.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,594.71
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (“Registration Statement”) also covers any additional number of ordinary shares, nominal value of £0.0001 per share of the Registrant that become issuable under the Rezolve AI Limited Long Term Incentive Plan (as amended, the “LTIP”) by reason of any share splits, share dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding Ordinary Shares.

(2)

Represents 16,775,137 ordinary shares added to the shares authorized for issuance under the LTIP as of December 19, 2025 (or such date in the relevant calendar year that the board of directors may determine) pursuant to an “evergreen” provision contained in Section 2.2 of the LTIP. Pursuant to such provision, on such date in the relevant calendar year that the board of directors may determine, the number of shares authorized for issuance under the LTIP is increased by a number equal to five percent of the outstanding shares of the Registrant’s Ordinary Shares as of such date, or any lesser number of shares of the Registrant’s Ordinary Shares determined by the board of directors of the Registrant.

(3)

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based on the average of the high and low sales price per share of the ordinary shares on the Nasdaq Stock Market LLC on December 18, 2025.